Prepayments and Other Non-Financial Assets (Tables)	12 Months Ended
Dec. 31, 2025
Prepayments [Abstract]
Summary of Prepayments and Other Non-Financial Assets

As at December 31, 2025 and 2024, this account consists of:

	2025	2024
	(in million pesos)
Subscriber contract costs	26,906	28,817
Advances to suppliers and contractors	23,825	29,486
Prepaid taxes	5,228	6,968
Prepaid fees and licenses	1,947	2,084
Prepaid benefit costs (Note 25)	810	975
Prepaid repairs and maintenance	541	862
Prepaid rent	319	371
Prepaid insurance	145	144
Other prepayments	1,822	1,168
Other non-financial assets	1,134	1,029
	62,677	71,904
Less current portion of prepayments and other nonfinancial assets	16,191	9,975
Noncurrent portion of prepayments and other nonfinancial assets	46,486	61,929